Operating Profit - Operating Expenses (Details) - GBP (£) £ in Thousands		12 Months Ended
	Aug. 31, 2019	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Analysis of income and expense [abstract]
Depreciation of owned property, plant and equipment		£ 6,634	£ 5,086		£ 4,795
Depreciation of assets held under finance leases		0	0		21
Depreciation of right-of-use assets		10,958	10,449		9,072
Impairment of right-of-use assets		214	1,697		0
Amortisation of intangible assets		11,163	7,215		4,363
Net gain on disposal of property, plant and equipment		(73)	(36)		(11)
Net gain on disposal of right-of-use asset		(187)	(56)		(23)
Net gain on disposal of subsidiary		0	0	[1]	(2,215)	[1]
Loss / (Gain) on derecognition of right-of-use assets sub-leased		132	0		(472)
Research and development expenditure credit		(2,211)	(2,642)		(1,600)
Government grants		(642)	(503)		(670)
Share-based compensation expense		35,005	24,427		15,663
Discretionary EBT bonus		0	0		27,874
Expected credit loss allowance on trade receivables		765	(30)		3,169
Expected credit loss allowance on accrued income		(26)	34		0
Operating lease costs, land and buildings		£ 855	£ 788		£ 1,053
Consideration received	£ 3,600

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).